Annual Total Returns - FidelityFlexUSBondIndexFund-PRO - FidelityFlexUSBondIndexFund-PRO - Fidelity Flex U.S. Bond Index Fund - Fidelity Flex U.S. Bond Index Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Annual Return 2018	0.11%
Annual Return 2019	8.56%
Annual Return 2020	7.72%
Annual Return 2021	(1.89%)
Annual Return 2022	(12.96%)
Annual Return 2023	5.45%